Long-Term Time Deposits And Other Investments - Summary of Long Term Time Deposits and Other Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Long-Term Time Deposits And Other Investments [Line Items]
Long-term time deposits	¥ 14,184,082		¥ 6,809,123
Wealth management products	72,931		1,389,779
Investments in debt securities	11,500		640,645
Total long-term time deposits and other investments	14,268,513	$ 2,040,370	8,839,547
Giga AI [Member]
Long-Term Time Deposits And Other Investments [Line Items]
Investments in debt securities			634,145
Others [Member]
Long-Term Time Deposits And Other Investments [Line Items]
Investments in debt securities	¥ 11,500		¥ 6,500